Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [line items]
Payable after notice	[1],[2],[3]	$ 202,685
Payable on a fixed date	[1],[4]	501,944
Total	[1],[5]	943,849	$ 952,333
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	166,410
Payable on a fixed date	[4]	354,385
Total		686,817	679,196
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,545
Payable on a fixed date	[4]	45,689
Total		90,442	96,807
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	227
Payable on a fixed date	[4]	26,864
Total		27,091	21,562
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	11,835
Payable on a fixed date	[4]	17,804
Total		36,751	41,424
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	5,793
Payable on a fixed date	[4]	6,693
Total		17,710	15,860
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	143
Payable on a fixed date	[4]	17,052
Total		23,232	23,724
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,414
Payable on a fixed date	[4]	4,163
Total		8,102	9,580
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	13,318
Payable on a fixed date	[4]	29,294
Total		53,704	64,180
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	144,332
Payable on a fixed date	[4]	138,793
Total		298,821	288,617
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	55,688
Payable on a fixed date	[4]	331,912
Total		600,114	612,267
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	2,665
Payable on a fixed date	[4]	31,239
Total		44,914	$ 51,449
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	196,823
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	143,254
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	43,176
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	225
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	5,156
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	1,191
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	31
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	3,790
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	5,562
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	181,060
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,201
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[6]	42,397
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	22,768
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	32
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	6,887
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	68
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	4,846
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	494
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	7,302
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	10,134
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	31,454
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[6]	$ 809

[1]	Deposits denominated in U.S. dollars amount to $295,316 (2023 – $320,088), deposits denominated in Chilean pesos amount to $19,271 (2023 – $20,200), deposits denominated in Mexican pesos amount to $34,416 (2023 – $38,127) and deposits denominated in other foreign currencies amount to $109,683 (2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which we require notice of withdrawal, generally savings accounts.
[3]	Includes $124 (2023 – $123) of non-interest bearing deposits.
[4]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[5]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[6]	Deposits payable on demand include all deposits for which we do not have the right to notice of withdrawal, generally chequing accounts.